Consolidated statement of profit or loss and other comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue
Cost of sales – onerous contract provision	(8,403)
Cost of sales – write-off of inventory	(362)
Gross loss	(8,765)
Operating expenses
Other income	172
Administration expenses	(18,416)	(7,510)	(3,350)
Research and development expense	(908)	(182)
Share-based payment (expense)/ credit	(3,509)	841	(1,438)
Impairment of property, plant and equipment	(3,321)
Operating loss	(34,747)	(6,851)	(4,788)
Net finance income
Finance income	1,379	2,713	2
Interest receivable and similar income	25
Finance costs	(962)	(23)	(677)
Listing expenses			(177,146)
Derivative financial instruments at FVTPL	7,620	28,354	(521)
Net finance income/ (costs)	8,062	31,044	(178,342)
Share of losses of equity-accounted investees	(628)	(629)
(Loss) / profit before tax	(27,313)	23,564	(183,130)
Income tax expense	(34)
Total comprehensive (loss) / income for the year	€ (27,347)	€ 23,564	€ (183,130)
Basic (loss)/ earnings per share	€ (2.05)	€ 1.80	€ (68.53)
Diluted (loss)/ earnings per share	€ (2.05)	€ 1.79	€ (68.53)